Schedule of Investments (unaudited) July 31, 2019	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 24.7%
CH Robinson Worldwide Inc.	255,117	$21,360,947
Expeditors International of Washington Inc.	295,921	22,593,568
FedEx Corp.	275,412	46,966,008
United Parcel Service Inc., Class B	272,764	32,587,115

		123,507,638

Airlines — 20.1%
Alaska Air Group Inc.	321,356	20,361,116
American Airlines Group Inc.	365,019	11,136,729
Delta Air Lines Inc.	325,571	19,872,854
JetBlue Airways Corp.(a)(b)	518,382	9,968,486
Southwest Airlines Co.	344,390	17,746,417
United Airlines Holdings Inc.(a)	236,291	21,717,506

		100,803,108

Marine — 6.8%
Kirby Corp.(a)(b)	281,779	22,080,203
Matson Inc.	291,456	11,923,465

		34,003,668

Road & Rail — 48.2%
Avis Budget Group Inc.(a)(b)	351,004	12,773,036
CSX Corp.	316,950	22,313,280
JB Hunt Transport Services Inc.	216,645	22,177,949
Kansas City Southern	274,811	34,005,113
Landstar System Inc.	274,245	30,515,241
Norfolk Southern Corp.	274,536	52,469,320
Ryder System Inc.	330,970	17,627,462
Union Pacific Corp.	274,933	49,474,193

		241,355,594

Total Common Stocks — 99.8% (Cost: $576,237,906)		499,670,008

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	10,178,989	$10,184,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	263,000	263,000

		10,447,079

Total Short-Term Investments — 2.1% (Cost: $10,446,313)		10,447,079

Total Investments in Securities — 101.9% (Cost: $586,684,219)		510,117,087

Other Assets, Less Liabilities — (1.9)%		(9,602,986)

Net Assets — 100.0%		$500,514,101

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,292,310	5,886,679	10,178,989	$10,184,079	$3,924	(a)	$903	$(67)
BlackRock Cash Funds: Treasury, SL Agency Shares	306,920	(43,920)	263,000	263,000	2,691		—	—

				$10,447,079	$6,615		$903	$(67)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Transportation Average ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$499,670,008	$—	$—	$499,670,008
Money Market Funds	10,447,079	—	—	10,447,079

	$510,117,087	$—	$—	$510,117,087

2